Note 17 - Leases	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of leases [text block]

Note 17. Leases

Leases

In October 2020, the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. The commencement date for the lease of the 839 square meters of office space was February 1, 2021, and the lease continues for a term of 10 years from that date. The commencement date for the additional laboratory space was August 13, 2021, and the lease continues for a term of 10 years with a subsequent 12-month cancellation notice period. The lease agreement contains an early termination provision which would trigger a termination fee of $2.7 million. Throughout the term, the lease is subject to annual increases ranging from two to four percent on the annual lease payment amount. The Company had one lease in Copenhagen, Denmark as of December 31, 2025.

For the years ended December 31, 2025, and 2024, the expense recognized in operating expense related to short term and variable lease payments not included in the lease liabilities was immaterial. For the years ended December 31, 2025, and 2024, the Company recognized $0.3 million, and $0.2 million respectively, of depreciation expense related to its right-of-use lease asset in operating expense. For the years ended December 31, 2025, and 2024, the Company recognized $0.2 million, and $0.2 million, of interest expense related to its lease liabilities. The Company recognized a total of $0.4 million, and $0.4 million related to lease expenses in the consolidated statements of comprehensive loss for the years ended December 31, 2025, and 2024.

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2024	$1,743	$1,934
Additions	—	—
Depreciation	(254)	—
Interest Expense	—	152
Payments	—	(352)
Depreciation revaluation	—	—
Translation	206	233
At December 31, 2025	$1,695	$1,967

	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2023	$2,096	$2,222
Additions	—	—
Depreciation	(203)	—
Interest Expense	—	161
Payments	—	(331)
Translation	(150)	(118)
At December 31, 2024	$1,743	$1,934

The total cash outflow for leases were $0.4 million and $0.3 million during the years ended December 31, 2025 and 2024, respectively.